Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,031,426,621.80
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	This "Calculation of Filing Fee Tables" table shall be deemed to update the "Calculation of Registration Fee Tables" in the Current Registration Statement in accordance with Rule 456(b) and 457(r) under the Securities Act.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 483,000,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true